RELATED PARTY TRANSACTIONS (Details)	Dec. 31, 2017 USD ($)
Notes Payable, Related Parties	$ 284,896
Jesse Kaplan [Member]
Notes Payable, Related Parties	142,358
David Stefansky [Member]
Notes Payable, Related Parties	$ 142,358